Cover	Oct. 09, 2026
Cover [Abstract]
Entity Registrant Name	ARTELO BIOSCIENCES, INC.
Entity Central Index Key	0001621221
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 09, 2026
Entity File Number	001-38951
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	33-1220924
Entity Address Address Line 1	505 Lomas Santa Fe
Entity Address Address Line 2	Suite 160
Entity Address City Or Town	Solana Beach
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92075
City Area Code	858
Local Phone Number	925-7049
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ARTL
Security Exchange Name	NASDAQ
Entity Address Country	US
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false